AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
AVAILABLE-FOR-SALE SECURITIES
Proceeds from sale of available-for-sale securities		$ 11,100,000	$ 9,300,000	$ 11,600,000
Gain on sale of available-for-sale securities	(3,402,000)	7,839,000	1,412,000	8,185,000
Schedule of Available-for-sale Securities
Estimated fair value	147,961,000		147,961,000		99,109,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost	89,477,000		89,477,000		50,958,000
Unrealized gains (losses) in accumulated other comprehensive income	17,558,000		17,558,000		48,151,000
Estimated fair value	107,035,000		107,035,000		99,109,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost	44,381,000		44,381,000
Unrealized gains (losses) in accumulated other comprehensive income	(3,455,000)		(3,455,000)
Estimated fair value	40,926,000		40,926,000
Maximum duration of impairment for investments in available-for-sale securities (in months)			3
Fair value of investments in an unrealized loss position	43,600,000		43,600,000
Total unrealized loss	6,900,000		6,900,000
Investment written down	$ 3,400,000
Percentage of total fair value of investments in unrealized loss position	27.70%		27.70%